Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 935,707,411.16
Previously Paid Amount	0.00
Total Fee Amount	129,221.20
Total Offset Amount	0.00
Net Fee	$ 129,221.20